Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares, outstanding
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	1,426,613	1,168,923
Common stock, shares outstanding	1,426,613	1,168,923